INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (UNAUDITED) (Details 2) (USD $)	6 Months Ended	0 Months Ended	2 Months Ended	6 Months Ended
	Jun. 30, 2014	May 02, 2014 Brand Contracts Vernon Davis item	Jun. 30, 2014 Brand Contracts Vernon Davis	Jun. 30, 2014 Brand Contracts Level 3 Vernon Davis	Jun. 30, 2014 Brand Contracts Level 3 Vernon Davis Minimum	Jun. 30, 2014 Brand Contracts Level 3 Vernon Davis Maximum	Jun. 30, 2014 Brand Contracts Level 3 Vernon Davis Weighted average
Brand Contracts, at Estimated Fair Value:
Brand contract fair value			$ 3,768,312
Changes in Level 3 assets measured at fair value
Purchases				4,000,000
Payments on Brand Contract				(406,869)
Realized Gain				5,488
Unrealized Gains				169,693
Ending Balance				3,768,312
Payment to acquire brand contract	4,000,000	4,000,000
Amount need to be held in escrow		200,000
Number of consecutive payments of brand amounts as limit to hold escrow deposit		6
Cash Receipts from Brand Contract	406,869		406,868
Discount Rate (as a percent)					10.00%	15.00%	12.40%
Career Length					1 year	17 years	5 years 6 months
Comparable Player NFL					$ 32,600,000	$ 34,100,000	$ 33,300,000